[DESCRIPTION]			Form 13F Holdings Report

					UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.   20549

						FORM 13F

					FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: MARCH 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager
Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place, and Date of Signing:

	Arthur E. Hall		Minden, Nevada		MAY 3, 2000

Report Type      (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ]		13F NOTICE

[     ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

						FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$141,633

FORM 13F INFORMATION TABLE
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
(x$1000)
SHARES
INVESTMENT DISCRETION
MANAGERS
VOTING AUTHORITY








SOLE
SHARED
NONE









ALLSTATE

COM

020002101

 1191

50000

DEFINED 01



X
ALLTEL
COM
020039103
 3163
50000
DEFINED 01

X
ALLTEL
ASKJEEVES
BACKWEB
COM
COM
COM
020039103
045174109

 2341
 1803
  223
37000
100000
6480
DEFINED 01
DEFINED 01
DEFINED 01


X
X

 X


BIG DOG HOLDINGS
BURLINGTON RESOURCES
BURLINGTON RESOURCES
COM
COM
COM
089128102
122014103
122014103
 1361
 9250
 1850
302400
250000
50000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
                X
CAPITAL AUTOMOTIVE REIT
COM
139733109
 4200
350000
DEFINED 01

X
CAPITAL AUTOMOTIVE REIT
COM
139733109
  600
50000
DEFINED 01

                X
CHINA YUCHAI
COM

  240
191600
DEFINED 01

X
CANNONDALE CORP
COMPAQ
COM
COM
137798104
204493100
 4345
 1350
488000
50000
DEFINED 01
DEFINED 01

X
X


DAYRUNNER
DREYER'S GRAND ICE CREAM
COM
COM
239545106
261878102
 1058
 6438
574000
250000
DEFINED 01
DEFINED 01

X
X
EQUIFAX
COM
294429105
 3088
122300
DEFINED 01

X
EQUIFAX
ENRON RESOURCES
FIRST CONSULTING GROUP
FRESH DEL MONTE PRODUCE
FRESH DEL MONTE PRODUCE
COM
COM
COM
COM
COM
294429105
293562104
31986R103

 1263
 3121
 2438
 2601
  850
50000
147300
150000
306000
100000
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01

                X
X
X
X
                X
GLACIER WATER SERVICES
HELLENIC TELECOM
JOHN HANCOCK
COM
COM
COM
376395109
423325307
41014S106
 2347
 2900
 1806
144400
200000
100000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
X
NUEVO GRUPO IUSACEL
COM
670512100
 2055
101500
DEFINED 01

X
LUBRIZOL
COM
549271104
 1153
40000
DEFINED 01

X
MERIDIAN RESOURCES
MONY GROUP
MURPHY OIL
COM
COM
COM
58977Q109
615337102
626717102
 2739
 1131
 1153
706900
35000
20000
DEFINED 01
DEFINED 01
DEFINED 01

X
X
X
NUEVO ENERGY
COM
670509108
 1290
60000
DEFINED 01

X
PLAINS ALL AMERICAN PIPELINE
COM
726503105
 8515
520000
DEFINED 01

X
PLAINS RESOURCES
COM
726540503
11798
943800
DEFINED 01

X
THE RIGHT START
SABRE GROUP
COM
COM
766574107
785905100
 2302
 1405
172125
38500
DEFINED 01
DEFINED 01

X
X
SANTA CRUZ OPERATION
COM
801833104
  469
50000
DEFINED 01

X
SHOPKO STORES
SHOPKO STORES
COM
COM
824911101
824911101
 2343
  888
132000
50000
DEFINED 01
DEFINED 01

X
                  X
SOLUTIA, INC.
SOLUTIA INC.
SUPERVALU
SUPERVALU
COM
COM
COM
834376105
834376105
868536103
868536103
 3009
 1338
 8143
 1894
225000
100000
430000
100000
DEFINED 01
DEFINED 01
DEFINED 01
DEFINED 01

X
                  X
X
                  X
COX COMMUNICATIONS
COM
224044107
12205
251650
DEFINED 01

X
COX COMMUNICATIONS
COM
224044107
 3585
73920
DEFINED 01

                  X
TUBOS DE ACERO
COM
898592506
 1228
75000
DEFINED 01

X
TV AZTECA ADR
COM
901145102
 2213
150000
DEFINED 01

X
MEDIAONE
MEDIAONE
COM
COM
58440J104
58440J104
 8100
 4050
100000
50000
DEFINED 01
DEFINED 01

X
                  X










































TOTAL


141663



